CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [member]	Share premium [member]	Translation Reserve [member]	(Accumulated Losses) Retained Earnings [Member]	Non-controlling interests [member]	Other reserves [member]
Beginning Balance at Dec. 31, 2014	$ 479,126	$ 58	$ 210,886	$ (3,510)	$ 40,596	$ 103,569	$ 127,527
Comprehensive income:
Loss for the year	(284,566)	0	0	0	(234,031)	(50,535)	0
Currency translation differences	(1,001)	0	0	(1,001)	0	0	0
Total Comprehensive loss for the year	(285,567)	0	0	(1,001)	(234,031)	(50,535)	0
Transactions with owners:
Share-based payment (Note 30)	8,223	1	22,734	0	(14,993)	481	0
Repurchase of shares (Note 26)	(1,615)	0	(1,615)	0	0	0	0
Total	6,608	1	21,119	0	(14,993)	481	0
Ending Balance at Dec. 31, 2015	200,167	59	232,005	(4,511)	(208,428)	53,515	127,527
Comprehensive income:
Loss for the year	(60,646)	0	0	0	(49,092)	(11,554)	0
Currency translation differences	7,102	0	0	7,102	0	0	0
Total Comprehensive loss for the year	(53,544)	0	0	7,102	(49,092)	(11,554)	0
Transactions with owners:
Share-based payment (Note 30)	3,367	1	6,032	0	(2,939)	273	0
Repurchase of shares (Note 26)	(1,991)		(1,991)	0	0	0	0
Dividends distribution to non-controlling interest	(6,406)	0	0	0	0	(6,406)	0
Total	(5,030)	1	4,041	0	(2,939)	(6,133)	0
Ending Balance at Dec. 31, 2016	141,593	60	236,046	2,591	(260,459)	35,828	127,527
Comprehensive income:
Loss for the year	(17,837)	0	0	0	(24,228)	6,391	0
Currency translation differences	(512)	0	0	(512)	0	0	0
Total Comprehensive loss for the year	(18,349)	0	0	(512)	(24,228)	6,391	0
Transactions with owners:
Share-based payment (Note 30)	4,075	1	3,145	0	754	175	0
Dividends distribution to non-controlling interest	(479)	0	0	0	0	(479)	0
Total	3,596	1	3,145	0	754	(304)	0
Ending Balance at Dec. 31, 2017	$ 126,840	$ 61	$ 239,191	$ 2,079	$ (283,933)	$ 41,915	$ 127,527